                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               601 Congress Street
                                Boston, MA 02210

May 5, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H
         ("Registrant") Registration Statement on Form N-4
         File No. 333-70864

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the statement of additional information dated May 1, 2006, contains no changes from the form of prospectus and statement of additional information contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on May 1, 2006.

     If you have any questions, please call Arnold Bergman at (617) 663-2184.

Very truly yours,


/s/ Gustav C. Enzie
------------------------------------
Gustav C. Enzie
Legal Specialist